Capitalized Software Development Costs, Net (Tables)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of changes in capitalized software development costs
	Year ended December 31,	Six months ended June 30,
	2019	2020
		Unaudited

Balance at the beginning of the year	$22,434	$23,953

Capitalization	5,665	2,688
Amortization	(5,668)	(3,027)
Functional currency translation adjustments	1,522	(71)

Balance at year end	$23,953	$23,543